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                                    FORM 13F

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                                                           OMB APPROVAL
                                                   -----------------------------
                                                    OMB Numbers       3215-0006
                                                    Expires:   October 31, 2000
                                                    Estimated average
                                                      burden hours per
                                                      responses: ......... 24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  12/31/2000
                                                         --------------------

          Check here is Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Steginsky Capital LLC
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Address:   1 Palmer Square
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           Suite 541
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           Princeton, NJ 08542
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Form 13F File Number: 28-05811
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Andrew Steginsky
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Title:  Manager
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Phone:  (609) 252-9980
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Signature, Place, and Date of Signing

/s/ Andrew Steginsky
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[Signature]

Princeton, NJ
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[City, State]

January 18, 2001
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                             Form 13F Summary page

                                Report Summary:

Number of Other Included Managers:
        0
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Form 13F Information Table Entry Total:
        7
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Form 13F Information Table Value Total:
     $118,144       (thousands)
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List of Other Included Managers:

None






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                           FORM 13F INFORMATION TABLE


                    TITLE                                                                                VOTING AUTHORITY
                      OF                VALUE    SHARES/PRN                    INVESTMENT   OTHER
NAME OF ISSUER       CLASS   CUSIP     (x$1000)     AMT      SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE     SHARED   NONE
--------------      -----  --------- -----------  -------   -------  --------  ----------  --------  ---------  ------  -----

AMERICAN              COM   26874107    28,194     286,049     SH                 SOLE                 SOLE
INTERNATIONAL
GROUP

CINTAS                COM  172908105    22,732     427,387     SH                 SOLE                 SOLE

ILLINOIS TOOL WORKS   COM  452308109     8,503     142,755     SH                 SOLE                 SOLE

INTEL                 COM  458140100    25,422     845,628     SH                 SOLE                 SOLE

NEWS CORP LTD         COM  652487703     2,669      82,759     SH                 SOLE                 SOLE

NEWS CORP LTD         PFD  652487802    18,052     621,126     SH                 SOLE                 SOLE

PROGRESSIVE CORP      COM  743315103    12,572     121,320     SH                 SOLE                 SOLE
